OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares		Value
Common Stocks: 93.1%
Aerospace & Defense: 3.8%
39,985	Axon Enterprise, Inc. [1]	$6,634,711

Banks: 1.9%
49,350	ServisFirst Bancshares, Inc.	3,400,709

Biotechnology: 2.2%
32,540	Natera, Inc. [1]	1,307,132
90,680	Replimune Group, Inc. [1]	2,466,496
		3,773,628

Building Products: 4.3%
85,555	Trex Co., Inc. [1]	3,621,543
186,175	Zurn Elkay Water Solutions Corp.	3,937,601
		7,559,144

Chemicals: 3.1%
52,320	Innospec, Inc.	5,381,635

Commercial Services & Supplies: 2.7%
104,965	Montrose Environmental Group, Inc. [1]	4,659,396

Diversified Telecommunication Services: 0.6%
19,240	Iridium Communications, Inc.	988,936

Food & Staples Retailing: 3.0%
159,860	The Chefs' Warehouse, Inc. [1]	5,320,141

Health Care Equipment & Supplies: 14.4%
58,150	Cutera, Inc. [1]	2,571,393
25,410	Inspire Medical Systems, Inc. [1]	6,400,271
12,763	Insulet Corp. [1]	3,757,300
92,340	Lantheus Holdings, Inc. [1]	4,705,646
20,538	Shockwave Medical, Inc. [1]	4,222,818
76,745	Tandem Diabetes Care, Inc. [1]	3,449,688
		25,107,116

Health Care Providers & Services: 2.5%
69,530	HealthEquity, Inc. [1]	4,285,829

Hotels, Restaurants & Leisure: 6.4%
59,840	Marriott Vacations Worldwide Corp.	8,053,866
40,670	Planet Fitness, Inc. - Class A [1]	3,204,796
		11,258,662

Household Durables: 3.6%
28,190	Cavco Industries, Inc. [1]	6,377,988

Interactive Media & Services: 2.3%
242,615	ZipRecruiter, Inc. - Class A [1]	3,983,738

IT Services: 2.0%
252,705	Verra Mobility Corp. [1]	3,494,910

Leisure Products: 3.4%
302,790	Topgolf Callaway Brands Corp. [1]	5,980,102

Life Science Tools & Services: 0.9%
90,748	BioLife Solutions, Inc. [1]	1,651,614

Oil, Gas & Consumable Fuels: 3.1%
228,005	Magnolia Oil & Gas Corp. - Class A	5,346,717

Pharmaceuticals: 1.4%
46,245	Intra-Cellular Therapies, Inc. [1]	2,447,285

Professional Services: 4.1%
135,380	KBR, Inc.	7,148,064

Real Estate Management & Development: 4.0%
57,743	FirstService Corp.	7,076,405

Semiconductors & Semiconductor Equipment: 10.8%
140,400	MACOM Technology Solutions Holdings, Inc. [1]	8,842,392
82,832	Onto Innovation, Inc. [1]	5,640,031
31,775	Silicon Laboratories, Inc. [1]	4,310,914
		18,793,337

Software: 10.5%
104,700	Bentley Systems, Inc. - Class B	3,869,712
113,300	DoubleVerify Holdings, Inc. [1]	2,488,068
27,870	Five9, Inc. [1]	1,891,258
30,550	Manhattan Associates, Inc. [1]	3,708,770
49,945	SPS Commerce, Inc. [1]	6,414,437
		18,372,245

Specialty Retail: 2.1%
53,515	Floor & Decor Holdings, Inc. - Class A [1]	3,726,249

Total Common Stocks
(Cost $169,348,379)		162,768,561

Short-Term Investments: 5.4%
Money Market Funds: 5.4%
9,474,160	Federated Hermes U.S. Treasury Cash Reserves - Class I, 3.820% [2]	9,474,160

Total Money Market Funds
(Cost $9,474,160)		9,474,160

Total Short-Term Investments
(Cost $9,474,160)		9,474,160
Total Investments in Securities: 98.5%
(Cost $178,822,539)		172,242,721
Other Assets in Excess of Liabilities: 1.5%		2,558,281
Total Net Assets: 100.0%		$174,801,002

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Managment.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$162,768,561	$–	$–	$162,768,561
Short-Term Investments	9,474,160	–	–	9,474,160
Total Assets:	$172,242,721	$–	$–	$172,242,721

[1] See Schedule of Investments for industry breakouts.